Commitments and Contingencies (Details) - Schedule of future minimum lease payment - FaZe Clan Inc.[Member] - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies (Details) - Schedule of future minimum lease payment [Line Items]
2021 (remainder)	$ 621
2022	2,834	$ 1,123
2023	2,895	30,000
2024	1,977
2025	5
Thereafter	3	111
Total minimum lease payment	$ 8,335	$ 600